AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 96.9%
Communication Services - 8.2%
Comcast Corp., Class A	357,261	$17,709,428
The Interpublic Group of Cos., Inc.[1]	308,877	7,434,669
Verizon Communications, Inc.	281,584	15,416,724

Total Communication Services		40,560,821
Consumer Discretionary - 8.4%
Genuine Parts Co.	101,627	9,540,743
The Home Depot, Inc.	20,558	5,567,518
Magna International, Inc. (Canada)	114,660	8,054,865
Target Corp.	101,044	18,306,141

Total Consumer Discretionary		41,469,267
Consumer Staples - 8.4%
Kimberly-Clark Corp.	94,293	12,456,105
PepsiCo, Inc.	71,931	9,823,617
Unilever PLC, Sponsored ADR (United Kingdom)	249,772	14,571,699
Walgreens Boots Alliance, Inc.	96,344	4,841,286

Total Consumer Staples		41,692,707
Energy - 7.9%
Enterprise Products Partners LP, MLP	501,894	10,153,316
Kinder Morgan, Inc.	805,449	11,340,722
Magellan Midstream Partners LP, MLP	76,420	3,397,633
Marathon Petroleum Corp.	140,373	6,058,499
The Williams Cos., Inc.	387,289	8,222,145

Total Energy		39,172,315
Financials - 16.0%
Axis Capital Holdings, Ltd. (Bermuda)	136,668	6,273,061
Chubb, Ltd. (Switzerland)	66,046	9,620,921
CNA Financial Corp.	195,746	7,520,561
Fidelity National Financial, Inc.	284,755	10,336,606
Lazard, Ltd., Class A	102,461	4,221,393
The PNC Financial Services Group, Inc.	73,453	10,541,975
Stock Yards Bancorp, Inc.	83,988	3,796,258
Truist Financial Corp.	309,033	14,827,403
U.S. Bancorp	276,095	11,830,671

Total Financials		78,968,849
Health Care - 14.9%
AbbVie, Inc.	113,627	11,644,495
Amgen, Inc.	46,290	11,175,795
Bristol-Myers Squibb Co.	244,193	15,000,776
Medtronic PLC (Ireland)	55,140	6,138,736
Merck & Co., Inc.	93,660	7,218,376
Pfizer, Inc.	271,353	9,741,573
	Shares	Value

Premier, Inc., Class A	208,570	$7,064,266
Quest Diagnostics, Inc.	42,304	5,463,561

Total Health Care		73,447,578
Industrials - 7.4%
3M Co.	48,014	8,434,139
General Dynamics Corp.	46,236	6,781,897
Insperity, Inc.	42,282	3,318,714
United Parcel Service, Inc., Class B	116,554	18,065,870

Total Industrials		36,600,620
Information Technology - 13.6%
Cass Information Systems, Inc.[1]	87,956	3,571,014
Cisco Systems, Inc.	300,131	13,379,840
Corning, Inc.	567,381	20,351,956
CSG Systems International, Inc.	75,936	3,272,082
The Hackett Group, Inc.	160,003	2,179,241
NortonLifeLock, Inc.[1]	254,508	5,362,484
Oracle Corp.	123,381	7,455,914
QUALCOMM, Inc.	72,958	11,401,876

Total Information Technology		66,974,407
Materials - 1.1%
Sensient Technologies Corp.[1]	74,513	5,255,402
Real Estate - 1.0%
Iron Mountain, Inc., REIT [1]	151,896	5,114,338
Utilities - 10.0%
The AES Corp.	800,946	19,535,073
Atlantica Sustainable Infrastructure PLC (United Kingdom)[1]	298,888	12,359,019
Black Hills Corp.	123,280	7,288,313
IDACORP, Inc.	85,920	7,586,736
Vistra Corp.	116,940	2,335,292

Total Utilities		49,104,433

Total Common Stocks (Cost $362,159,970)		478,360,737

Principal Amount
Short-Term Investments - 3.0%
Joint Repurchase Agreements - 0.0%[2]
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $25,138 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $25,641)	$25,138	25,138

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	4,834,717	$4,834,717
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	4,834,717	4,834,717
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	4,981,223	4,981,223

Total Other Investment Companies		14,650,657

Total Short-Term Investments (Cost $14,675,795)		14,675,795
Value

Total Investments - 99.9% (Cost $376,835,765)	$493,036,532
Other Assets, less Liabilities - 0.1%	248,888
Net Assets - 100.0%	$493,285,420

[1]	Some of these securities, amounting to $19,177,825 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$478,360,737	—	—	$478,360,737
Short-Term Investments
Joint Repurchase Agreements	—	$25,138	—	25,138
Other Investment Companies	14,650,657	—	—	14,650,657
Total Investments in Securities	$493,011,394	$25,138	—	$493,036,532

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$19,177,825	$25,138	$19,819,711	$19,844,849
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.